Other financial liabilities (Tables) - Sociedad Minera El Brocal S.A.A	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Financial Liabilities [Line Items]
Schedule of other financial liabilities

	December 31,	December 31,
	2025	2024
	US$(000)	US$(000)
Current:
Lease liabilities (a)	25,130	9,447

Non-current:
Lease liabilities (a)	87,208	41,176

Total other financial liabilities	112,338	50,623
(a)	The lease liability consists of leased land, buildings and machinery and equipment which are used in mine operations.

Schedule of lease liabilities and the movements

	December 31,	December 31,
	2025	2024
	US$(000)	US$(000)

Balance at beginning of the year	50,623	59,592
Additions (see Note 7(b))	84,435	1,416
Payments	(22,495)	(10,398)
Exchange rate effect and others	(225)	13

Ending balance	112,338	50,623

	December 31,	December 31,
	2025	2024
	US$(000)	US$(000)

Expenses related to variable lease payments, low-value and short-term leases	13,476	19,775
Depreciation charge of right-of-use assets (see Note 7(b) and 15)	14,202	11,152
Interest expense on lease liabilities (see Note 18)	5,329	3,320

	33,007	34,247